Annual Total Returns - BlackRock High Yield Bond Portfolio (Class K Shares) [BarChart] - Class K - BlackRock High Yield Bond Portfolio - Class K Shares	Jan. 28, 2021
Bar Chart Table:
2011	3.15%
2012	17.19%
2013	9.50%
2014	3.32%
2015	(3.96%)
2016	14.02%
2017	8.31%
2018	(2.76%)
2019	15.58%
2020	5.93%